Note 17 - Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
17
- FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not
be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not
a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

FASB ASC
820
-
10,
Fair Value Measurements
(ASC
820
-
10
) requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may
be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, ASC
820
-
10
establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level
1
–
Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level
2
–
Inputs other than quoted prices included within Level
1
that are observable for the asset or liability, either directly or indirectly. Level
2
inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not
active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level
3
–
Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The following table summarizes financial assets (there were
no
financial liabilities) measured at fair value as of
December 31, 2019
and
2018
, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	(in thousands)
2019	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$72,554	$-	$72,554
Mortgage-backed	-	110,041	-	110,041
Other	1,014	2	-	1,016
Mortgage servicing rights	-	-	1,061	1,061
Total recurring	$1,014	$182,597	$1,061	$184,672

Nonrecurring:
Impaired loans	$-	$-	$1,495	$1,495

	(in thousands)
2018	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$59,466	$-	$59,466
Mortgage-backed	-	106,924	-	106,924
Other	962	2	-	964
Mortgage servicing rights	-	-	1,313	1,313
Total recurring	$962	$166,392	$1,313	$168,667

Nonrecurring:
Impaired loans	$-	$-	$244	$244
Other real estate owned	-	-	108	108
Total nonrecurring	$-	$-	$352	$352

There was
one
security measured at fair value included in the Level
3
hierarchy during
2017
due to the lack of observable quotes in inactive markets for the instrument. The following table presents the changes in fair value for the security for the year ended December
31,
2017.

Security valued using Level 3 inputs	(in thousands)
Balance at beginning of year	$2,238
Principal payments received	(2,238)
Changes in fair value	-
Balance at end of year	$-

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level
3
) for the years ended
December 31, 2019,
2018
and
2017
:

	(in thousands)
Mortgage Servicing Rights	2019	2018	2017
Balance at beginning of year	$1,313	$1,270	$1,247
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	192	164	183
Disposals – amortization based on loan payments and payoffs	(186)	(147)	(129)
Changes in fair value	(258)	26	(31)
Balance at end of year	$1,061	$1,313	$1,270

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, and disclosure of unobservable inputs follows.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not
available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may
be made to ensure that financial instruments are recorded at fair value. These adjustments may
include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Corporation’s valuation methodologies may
produce a fair value calculation that
may
not
be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level
1
of the valuation hierarchy. Level
1
securities would typically include government bonds and exchange traded equities. If quoted market prices are not
available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows. Examples of such instruments, which would generally be classified within Level
2
of the valuation hierarchy, include U.S. Government and agencies, municipal bonds, mortgage-backed securities, and asset-backed securities. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may
be classified within Level
3
of the valuation hierarchy.

Mortgage Servicing Rights

The Corporation records mortgage servicing rights at estimated fair value based on a discounted cash flow model which includes discount rates between
11
% and
13%,
in addition to assumptions disclosed in Note
7
that are considered to be unobservable inputs. Due to the significance of the level
3
inputs, mortgage servicing rights have been classified as level
3.

Impaired Loans

The Corporation does
not
record impaired loans at fair value on a recurring basis. However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral less estimated cost to sell, if repayment is expected solely from collateral. Collateral values are estimated using level
2
inputs, including market valuations and recent appraisals and level
3
inputs based on customized discounting criteria such as additional appraisal adjustments to consider deterioration of value subsequent to appraisal date and estimated cost to sell. Additional appraisal adjustments range between
10%
and
3
0%
of market value, and estimated selling cost ranges between
10%
and
20%
of the adjusted appraised value.  Due to the significance of the level
3
inputs, impaired loans fair values have been classified as level
3.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less appraisal adjustments between
10%
and
70%
of appraised value, and expected selling costs between
10%
and
3
0%
of adjusted appraised value. Such values are estimated primarily using appraisals and reflect a market value approach. Due to the significance of the Level
3
inputs, other real estate owned has been classified as Level
3.

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not
measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. Financial assets and financial liabilities, excluding impaired loans and other real estate owned, measured at fair value on a nonrecurring basis were not
significant at
December 31, 2019
and
2018
.